Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	S/ 308,912	S/ 68,266
Trade and other receivables	84,412	120,530
Income tax prepayments	18,076	30,191
Inventories	460,610	519,004
Prepayments	5,729	10,339
Total current assets	877,739	748,330
Non-current assets
Trade and other receivables	5,215	4,681
Prepayments		151
Financial investments designated at fair value through other comprehensive income	692	18,224
Other financial instruments	42,247
Property, plant and equipment, net	2,014,508	2,100,682
Intangible assets	49,640	47,366
Goodwill	4,459	4,459
Deferred income tax assets	15,618	7,419
Right of use assets	6,006	46
Other assets	160	200
Total non-current assets	2,138,545	2,183,228
Total assets	3,016,284	2,931,558
Current liabilities
Trade and other payables	187,876	235,384
Financial obligations	65,232	98,774
Lease liabilities	1,531
Income tax payable	1,051
Provisions	9,380	18,518
Total current liabilities	265,070	352,676
Non-current liabilities
Financial obligations	1,203,352	1,003,130
Other financial instruments		1,302
Lease liabilities	5,102	57
Other non-current provisions	25,341	7,643
Deferred income tax liabilities	149,864	145,099
Total non-current liabilities	1,383,659	1,157,231
Total liability	1,648,729	1,509,907
Equity
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Investment shares holds in treasury	(121,258)	(121,258)
Additional paid-in capital	432,779	432,779
Legal reserve	168,636	168,636
Other accumulated comprehensive results	(33,378)	(19,853)
Retained earnings	456,629	497,200
Total equity	1,367,555	1,421,651
Total liability and equity	S/ 3,016,284	S/ 2,931,558